Share-Based Compensation - Schedule of Restricted Shares (Details) - Restricted Shares [Member]	6 Months Ended
Jun. 30, 2025 $ / shares shares
Schedule of Restricted Shares [Line Items]
Number of restricted shares, Outstanding at beginning | shares	25,905,000
Weighted- Average Grant-Date Fair Value, Outstanding at beginning | $ / shares	$ 0.065
Number of restricted shares, Outstanding at ending | shares	17,080,000
Weighted- Average Grant-Date Fair Value, Outstanding at ending | $ / shares	$ 0.018
Number of restricted shares, Granted | shares
Weighted- Average Grant-Date Fair Value, Granted | $ / shares
Number of restricted shares, Forfeit | shares
Weighted- Average Grant-Date Fair Value, Forfeit | $ / shares
Number of restricted shares, Vested | shares	(8,825,000)
Weighted- Average Grant-Date Fair Value, Vested | $ / shares	$ 0.154